Supplement to the
Fidelity Advisor® Strategic Income Fund
March 1, 2025
Summary Prospectus

It is expected that Mr. O'Neil will transition off the fund effective on or about September 30, 2026. Celso Munoz will become a Co-Lead Portfolio Manager for the fund effective January 1, 2026.
Effective January 1, 2026, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Celso Munoz (Co-Lead Portfolio Manager) has managed the fund since 2026.
RSI-SUSTK-1225-101 1.9897490.101	December 12, 2025
Supplement to the
Fidelity Advisor® Strategic Income Fund
Class A, Class M, Class C, Class I, and Class Z
March 1, 2025
Summary Prospectus

It is expected that Mr. O'Neil will transition off the fund effective on or about September 30, 2026. Celso Munoz will become a Co-Lead Portfolio Manager for the fund effective January 1, 2026.
Effective January 1, 2026, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Celso Munoz (Co-Lead Portfolio Manager) has managed the fund since 2026.
SI-SUSTK-1225-104 1.9881417.104	December 12, 2025